INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 82,915	$ 68,585	$ 68,585
Changes resulting from:
Property acquisitions			3,538		3,372
Capital expenditures			1,176		2,058
Property dispositions			(149)		(1,522)
Fair value (losses) gains, net			(645)		(1,318)
Foreign currency translation			(1,105)		726
Transfer between commercial properties and commercial developments			0		0
Reclassifications to assets held for sale and other changes			(529)		(1,680)
Balance, end of period	$ 85,201		85,201		82,915
Right-of-use assets	279		279		304
Current lease liabilities	46		46		46
Non-current lease liabilities	1,288		1,288		1,243
Foreign Investments
Changes resulting from:
Acquisition of Foreign Investments			0		12,694
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			77,699	66,067	66,067
Changes resulting from:
Property acquisitions			3,471		2,543
Capital expenditures			456		732
Property dispositions			(149)		(1,478)
Fair value (losses) gains, net	(464)	$ (13)	(805)	(130)	(1,410)
Foreign currency translation			(1,038)		646
Transfer between commercial properties and commercial developments			504		940
Reclassifications to assets held for sale and other changes			(515)		(1,627)
Balance, end of period	79,623		79,623		77,699
Right-of-use assets	1,197		1,197		1,116
Current lease liabilities	37		37		37
Non-current lease liabilities	1,059		1,059		995
Commercial properties | Foreign Investments
Changes resulting from:
Acquisition of Foreign Investments			0		11,286
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			5,216	2,518	2,518
Changes resulting from:
Property acquisitions			67		829
Capital expenditures			720		1,326
Property dispositions			0		(44)
Fair value (losses) gains, net	34	$ (58)	160	$ (60)	92
Foreign currency translation			(67)		80
Transfer between commercial properties and commercial developments			(504)		(940)
Reclassifications to assets held for sale and other changes			(14)		(53)
Balance, end of period	5,578		5,578		5,216
Right-of-use assets	$ 132		132		130
Commercial developments | Foreign Investments
Changes resulting from:
Acquisition of Foreign Investments			$ 0		$ 1,408